Shareholder Report, Average Annual Return (Details)	12 Months Ended
Nov. 30, 2025
C000254188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.26%
C000254187 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.72%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.96%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%